Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Trade and other receivables [Abstract]
Trade receivables	$ 257,112	$ 163,856
Tax receivables	32,643	54,959
Prepayments	12,522	5,521
Other accounts receivable	17,296	12,059
Total	$ 319,573	$ 236,395